General (Tables)	12 Months Ended
Dec. 31, 2020
General [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
Based on a PPA performed by an independent adviser, the purchase price was attributed to the fair value of assets acquired and liabilities assumed as follows:

	Fair value	Expected useful lives
Net tangible assets and liabilities assumed (current and non-current), excluding cash and cash equivalents	$52,509
Technology	21,128	15 years
Customer relationships	13,924	15 years
Trademark	4,960	20 years
Goodwill	31,060
	$123,581
The following table summarizes the PPA :

	Fair value	Average expected useful lives
Net tangible assets and liabilities assumed (current and non-current)	$26,559
Employees benefit liabilities, net	(391,244)
Premises evacuation receivable	355,162
Backlog	18,600	mainly 10
Technology	18,791	mainly 8
Customer relationships	52,131	mainly 10
Goodwill	418,456
	$498,455

Total Expenses Related to Acquisition and Other Non-recurring Expenses	Total expenses related to the Night Vision Business acquisition and other non-recurring expenses amounted to approximately $55,030, as follows:

Expense type	2019
Inventory write-off	$54,713
Long-lived assets write-off	317
$55,030

Expense category
Cost of revenue	$55,030
Total expenses related to the IMI acquisition and other non-recurring expenses amounted to approximately $69,464, as follows:

Expense type	2018
Inventory write-off	$43,487
Employees related costs(*)	12,709
Long-lived assets write-off	2,700
Intangibles write-off	5,520
Other	5,048
$69,464

Expense category	2018
Cost of revenue	$66,636
Marketing and selling	128
Other income	2,700
$69,464

(*)    Employees related costs represent non-recurring expenses related to certain reorganizational activities, primarily related to one-time payments to certain Israeli subsidiaries' employees under collective bargaining agreements. In addition, other income includes impairment charges on one of the Company's affiliates that was assessed to be impaired given the more advanced IMI technology.

Schedule Supplemental Consolidated Pro Forma Financial Results	Following are the supplemental consolidated financial results of the Company on an unaudited proforma basis, as if the IMI acquisition had been consummated on January 1, 2017 (unaudited):

December 31,
2018
Proforma revenue	$4,028,656
Proforma net income (loss)	$(18,758)

Proforma earnings (loss) per share:
Basic	$(0.44)
Diluted	$(0.44)

Schedule Of Goodwill
The following table summarizes adjustments since the preliminary PPA was disclosed as of December 31, 2019:

	Preliminary estimated fair value	Adjustments	Fair value	Average expected useful lives

Net tangible assets and liabilities assumed (current and non-current), excluding cash and cash equivalents	$29,287	$45,416	$74,703
Technology	37,000	1,000	38,000	8 years
Customer relationships	67,000	23,000	90,000	20 years
Customer backlog	6,500	(200)	6,300	3 years
Goodwill	211,727	(69,216)	142,511
	$351,514		$351,514
Changes in goodwill during 2020 were as follows:

2020
Balance, at January 1	$1,340,617
Additions (1)	12,934
PPA adjustment	(69,219)
Net translation differences (2)	32,436
Balance, at December 31	$1,316,768

(1)Additions related to acquisition. See Notes 1D(4).
(2)Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.